Share-based payments - Summary of Effect of Share-Based Payments on Entity's Profit or Loss (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Sharebased Payments Expenses [Line Items]
Liabilities from share based payment transactions	£ 0.2	£ 0.4	£ 0.3	£ 0.6
Options [Member]
Disclosure Of Sharebased Payments Expenses [Line Items]
Intrinsic value of liabilities from share based payment transactions for which counterparty right to cash or other assets vested	£ 0.1	£ 0.1	£ 0.1	£ 0.0